Major customers and suppliers	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 20 – Major customers and suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the years ended December 31, 2018, 2017 and 2016, two major customers accounted for approximately
49%, 47% and 27%
of the Company’s total sales, respectively. As of December 31, 2018, three customers accounted for approximately
45%, 13% and 11%
of the Company’s accounts receivable balance. As of December 31, 2017, one customer accounted for approximately
43% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases.
For the year ended December 31, 2018, three major suppliers accounted for more than 73% of the Company’s total purchases. For the year ended December 31, 2017, three major suppliers accounted for more than
61%
of the Company’s total purchases. For the year ended December 31, 2016, four major suppliers accounted for approximately
88%
of the Company’s total purchases, respective.